Inventories (Details) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Finished products		$ 3,276	$ 2,777
Work in progress		901	800
Consumable inventory		1,157	1,010
Allowance to net realizable value (i)	[1]	(141)	(105)
Total of inventories		5,193	4,482
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Finished products		2,638	2,126
Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Finished products		$ 638	$ 651

[1]	In the six-month period ended June 30, 2023, the effect of allowance to net realizable value was US$47 (2022: US$22).